Trade Accounts and Notes Receivable, Other Accounts Receivable and Others - Summary of Trade Accounts and Notes Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	₩ 3,218,093	₩ 2,358,914
Third parties [member]
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	2,827,163	2,042,746
Related parties [member]
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	₩ 390,930	₩ 316,168